UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments

January 31, 2008 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-97.03%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-96.67%
Asia-0.97%
Diversified Telecommunication Services-0.97%
TVG Asian Communications Fund II, L.P. † ‡ # (Cost $1,790,961)	3,622,118	$2,142,928

Brazil-4.26%
Diversified Telecommunication Services-2.19%
Brasil Telecom Participações S.A.	31,362	906,827
Tele Norte Leste Participações S.A.	36,582	1,399,980
Tele Norte Leste Participações S.A., ADR ~~Y~~	97,037	2,522,962
		4,829,769

Wireless Telecommunication Services-2.07%
Tim Participações S.A., ADR ~~Y~~	39,645	1,514,043
Vivo Participações S.A., ADR ~~Y~~	518,124	3,041,388
		4,555,431
Total Brazil (Cost $6,792,330)		9,385,200

China-27.49%
Diversified Telecommunication Services-4.06%
China Communication Services Corporation Ltd. †	2,252,000	1,718,665
China Netcom Group Corporation (Hong Kong) Ltd	488,000	1,515,321
China Telecom Corp. Ltd.	8,156,448	5,708,492
		8,942,478

Wireless Telecommunication Services-23.43%
China Mobile Ltd.	2,049,500	30,299,575
China Mobile Ltd., ADR	237,074	17,922,794
China Unicom Ltd.	1,496,000	3,441,192
		51,663,561
Total China (Cost $37,678,279)		60,606,039

Egypt-4.04%
Diversified Telecommunication Services-1.60%
Telecom Egypt	878,891	3,531,568

Wireless Telecommunication Services-2.44%
Orascom Telecom Holding SAE	359,967	5,380,218
Total Egypt (Cost $7,020,963)		8,911,786

India-2.87%
Diversified Telecommunication Services-2.87%
Reliance Communications Ltd. (Cost $3,971,319)	407,937	6,321,117

Indonesia-1.67%
Diversified Telecommunication Services-1.67%
PT Telekomunikasi Indonesia (Cost $2,782,988)	3,624,290	3,686,440

Israel-2.79%
Technology-0.46%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,901,470	1,012,723

Venture Capital-2.33%
BPA Israel Ventures LLC † ‡ #	1,674,587	1,110,755
Concord Ventures Fund II, L.P. † ‡	4,000,000	901,024
Formula Ventures L.P. † ‡	1,500,000	15,435
Giza GE Venture Fund III, L.P. † ‡	2,750,000	1,687,593
K.T. Concord Venture Fund L.P. † ‡	2,000,000	245,616
Neurone Ventures II, L.P. † ‡ #	648,684	248,454
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	919,513
		5,128,390
Total Israel (Cost $9,626,665)		6,141,113

Latin America-0.27%
Venture Capital-0.27%
JPMorgan Latin America Capital Partners L.P † ‡ #
(Cost $630,282)	2,168,250	593,623

Malaysia-2.53%
Diversified Telecommunication Services-2.53%
Telekom Malaysia Berhad (Cost $5,167,408)	1,585,870	5,587,830

Mexico-18.17%
Diversified Telecommunication Services-2.56%
Teléfonos de México S.A.B. de C.V., Series L, ADR	156,429	5,647,087

Wireless Telecommunication Services-15.61%
América Móvil S.A. de C.V., Series L, ADR ~~Y~~	574,600	34,424,286
Total Mexico (Cost $11,512,107)		40,071,373

Philippines-2.64%
Diversified Telecommunication Services-2.35%
Philippine Long Distance Telephone Co.	69,762	5,186,503

Wireless Telecommunication Services-0.29%
Globe Telecom, Inc.	16,600	643,922
Total Philippines (Cost $2,930,124)		5,830,425

Russia-12.98%
Diversified Telecommunication Services-1.88%
Comstar United Telesystems, GDR §	108,751	1,131,010
Golden Telecom, Inc. †	29,388	3,018,441
		4,149,451

Wireless Telecommunication Services-11.10%
Mobile Telesystems, ADR ~~Y~~	153,274	12,747,799
Vimpel-Communications, ADR	340,641	11,731,676
		24,479,475
Total Russia (Cost $15,589,980)		28,628,926

South Africa-7.62%
Diversified Telecommunication Services-0.52%
Telkom South Africa Ltd.	59,912	1,143,461

Wireless Telecommunication Services-7.10%
MTN Group Ltd.	982,692	15,649,607
Total South Africa (Cost $10,069,419)		16,793,068

South Korea-2.50%
Diversified Telecommunication Services-0.95%
KT Corp.	38,977	2,089,866

Wireless Telecommunication Services-1.55%
SK Telecom Co., Ltd.	15,005	3,417,894
Total South Korea (Cost $4,703,389)		5,507,760

Taiwan-1.41%
Wireless Telecommunication Services-1.41%
Taiwan Mobile Co., Ltd (Cost $3,179,979)	2,144,000	3,099,633

Thailand-0.00%
Diversified Telecommunication Services-0.00%
True Corporation Public Company Ltd., Foreign Registered, Warrants (expiring 04/03/08)†* (Cost $0)	1,717,483	0

Turkey-2.80%
Wireless Telecommunication Services-2.80%
Turkcell Iletisim Hizmetleri AS (Cost $4,624,864)	681,393	6,184,834

Global-1.66%
Diversified Telecommunication Services-0.43%
TeleSoft Partners L.P. † ‡	1,250,000	24,713
TeleSoft Partners II QP, L.P. † ‡ #	2,040,000	925,874
		950,587

Venture Capital-1.23%
Emerging Markets Ventures I, L.P. † ‡ #	7,248,829	2,704,393
Total Global (Cost $4,464,318)		3,654,980

Total Emerging Countries (Cost $132,535,375)		213,147,075

Equity Securities of Telecommunication Companies in Developed Countries-0.33%
United States-0.33%
Internet Software & Services-0.33%
Technology Crossover Ventures IV, L.P. † ‡ # (Cost $622,938)	1,902,600	737,743

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-0.03%
Argentina-0.00%
Investment & Holding Companies-0.00%
Exxel Capital Partners V, L.P. † ‡ (Cost $380,481)	1,897,761	0

Israel-0.03%
Investment & Holding Companies-0.03%
The Renaissance Fund LDC † ‡ (Cost $481,857)	160	63,094

Total Other Essential Services (Cost $862,338)		63,094

Total Equity or Equity-Linked Securities (Cost $134,020,651)		213,947,912

Principal Amount (000’s)
Short-Term Investments-2.33%
Grand Cayman-0.05%
Bank of America N.A., overnight deposit, 2.28% 02/01/08 (Cost $120,000)	$120	120,000

United States-2.28%
Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 01/31/08 to be repurchased at $2,031,887), 1.56%**, 02/01/08, collateralized by U.S. Treasury Strips***	2,032	2,031,799

Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 01/31/08 to be repurchased at $2,997,760), 3.13%****, 02/01/08, collateralized by U.S. Treasury Strips***	2,998	2,997,500

Total United States (Cost $5,029,299)		5,029,299

Total Short-Term Investments (Cost $5,149,299)		5,149,299

Total Investments-99.36% (Cost $139,169,950)		219,097,211

Cash and Other Assets in Excess of Liabilities-0.64%		1,402,581

NET ASSETS-100.00%		$220,499,792

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of January 31, 2008, the aggregate amount of open commitments for the Fund is $3,352,852.
~~Y~~	Security or a portion thereof is out on loan.
§	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**	Interest rate after any rebate earned by borrower of securities.
***	Represents security purchased with cash collateral received for securities on loan.
****	Interest rate before any rebate earned by borrower of securities.

ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At January 31, 2008, the Fund held 6.05% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $17,997,502 and fair value of $13,333,481. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Shares	Acquisition Date(s)	Cost	Fair Value At 01/31/08	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments

BPA Israel Ventures LLC	1,674,587	10/05/00 - 12/09/05	$1,187,922	$1,110,755	$0.66	0.50	$—	$625,413

Concord Ventures Fund II, L.P.	4,000,000	03/29/00 - 12/15/06	2,633,194	901,024	0.23	0.41	258,608	—

Emerging Markets Ventures I, L.P.	7,248,829	01/22/98 - 01/10/06	3,316,480	2,704,393	0.37	1.23	5,568,419	851,172

Exxel Capital Partners V, L.P.	1,897,761	05/11/98 - 12/03/98	380,481	0	0.00	0.00	205,185	—

Formula Ventures L.P.	1,500,000	08/06/99 - 06/14/04	259,527	15,435	0.01	0.01	496,915	—

Giza GE Venture Fund III, L.P.	2,750,000	01/31/00 - 11/23/06	1,823,651	1,687,593	0.61	0.77	639,360	—

JPMorgan Latin America Capital Partners L.P.	2,157,213	04/10/00 - 12/21/06	619,384	590,601	0.27	0.27
	11,037	12/27/07	10,898	3,022	0.27	0.00
	2,168,250		630,282	593,623		0.27	1,957,891	620,172

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97 - 09/29/00	1,340,180	245,616	0.12	0.11	1,241,168	—

Neurone Ventures II, L.P.	603,684	11/24/00 - 12/26/06	135,090	231,218	0.38	0.10
	45,000	11/12/07	45,000	17,236	0.38	0.01
	648,684		180,090	248,454		0.11	281,154	112,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,901,470	12/21/00 - 08/06/07	1,524,685	1,012,723	0.53	0.46	380,279	100,000
.
Technology Crossover Ventures IV, L.P.	1,902,600	03/08/00 - 09/06/07	622,938	737,743	0.39	0.33	1,515,567	97,400

Telesoft Partners L.P.	1,250,000	07/22/97 - 06/07/01	158,405	24,713	0.02	0.01	7,203,101	—

Telesoft Partners II QP, L.P.	2,040,000	07/14/00 - 04/18/07	989,433	925,874	0.45	0.42	989,561	360,000

The Renaissance Fund LDC	160	03/30/94 - 03/21/97	481,857	63,094	394.34	0.03	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,622,118	06/07/00 - 10/27/05	1,790,961	2,142,928	0.59	0.97	2,229,650	377,882

Walden-Israel Ventures III, L.P.	1,166,688	02/23/01 - 11/02/06	677,416	919,513	0.79	0.42	942,976	208,313

Total			$17,997,502	$13,333,481		6.05	$25,407,446	$3,352,852

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $139,169,950, $87,535,361, $(7,608,100) and $79,927,261, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008